SUPPLEMENT TO THE

Fidelity® Advisor TechnoQuantSM Growth Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Value Strategies Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Retirement Growth Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Asset Allocation Fund, and Fidelity Advisor Balanced Fund

Funds of Fidelity Advisor Series I

Class A, Class T, Class B, Class C, Institutional Class, and Initial Class

January 28, 2000

STATEMENT OF ADDITIONAL INFORMATION

Effective May 26, 2000, Fidelity Advisor Retirement Growth Fund will be renamed Fidelity Advisor Dynamic Capital Appreciation Fund. All references to Fidelity Advisor Retirement Growth Fund throughout this SAI should be replaced with Fidelity Advisor Dynamic Capital Appreciation Fund.

The following information supplements similar information found under the heading "Performance Comparisons" in the "Performance" section beginning on page 66.

Advisor Balanced may also compare its performance to that of the Fidelity Advisor Balanced Composite Index which is a hypothetical representation of the performance of the fund's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the Fidelity Advisor Balanced Composite Index: Russell 3000 Value Index for the equity category and the Lehman Brothers Aggregate Bond Index for the bond category. The index weightings of the Fidelity Advisor Balanced Composite Index are rebalanced monthly.

Russell 3000 Value Index is a market capitalization-weighted index of value-oriented stocks of U.S. domiciled companies. Value-oriented stocks tend to have lower price-to-book ratios and lower forecasted values.

Lehman Brothers Aggregate Bond Index is a market value-weighted index for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities. Issues included in the index have an outstanding par value of at least $100 million and maturities of at least one year. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt. Mortgage-backed securities include 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Fannie Mae. Asset-backed securities include credit card, auto, and home equity loans.

The following information has been removed from the "Trustees and Officers" section beginning on page 74.

J. GARY BURKHEAD (58), Member of the Advisory Board (1997), is Vice Chairman and a Member of the Board of Directors of FMR Corp. (1997) and President of Fidelity Personal Investments and Brokerage Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.

GERALD C. McDONOUGH (71), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director and Chairman of the Board of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.

THOMAS R. WILLIAMS (71), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of National Life Insurance Company of Vermont and American Software, Inc. Mr. Williams was previously a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), and Avado, Inc. (restaurants).

RICHARD A. SILVER (52), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).

ACOM11B-01-01 January 1, 2001
1.739097.104

The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 74.

J. MICHAEL COOK (58), Trustee (2001). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Dow Chemical Company (2000), HCA - The Healthcare Company (1999), and Children First (1999). He is a member of the Executive Committee of the Securities Regulation Institute, past chairman and a member of the Board of Catalyst (a leading organization for the advancement of women in business), and a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped). He also serves as a member of the Board and Executive Committee and as Co-Chairman of the Audit and Finance Committee of the Center for Strategic & International Studies, a member of the Board of Overseers of the Columbia Business School, and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

MARIE L. KNOWLES (54), Trustee (2001). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles serves as a member of the National Board of the Smithsonian Institution, she is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

WILLIAM S. STAVROPOULOS (61), Member of the Advisory Board (2000), is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of Dow Corning Corporation, NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

ROBERT A. DWIGHT (41) is Treasurer of Fidelity Advisor TechnoQuant Growth Fund (2000), Fidelity Advisor Small Cap Fund (2000), Fidelity Advisor Value Strategies Fund (2000), Fidelity Advisor Mid Cap Fund (2000), Fidelity Advisor Retirement Growth Fund (2000), Fidelity Advisor Equity Growth Fund (2000), Fidelity Advisor Large Cap Fund (2000), Fidelity Advisor Dividend Growth Fund (2000), Fidelity Advisor Growth Opportunities Fund (2000), Fidelity Advisor Growth & Income Fund (2000), Fidelity Advisor Equity Income Fund (2000), Fidelity Advisor Asset Allocation Fund (2000), and Fidelity Advisor Balanced Fund (2000). Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and is an employee of FMR. Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 74.

MARVIN L. MANN (67), Trustee and Chairman of the non-interested Trustees (2001), is Chairman Emeritus of Lexmark International, Inc. (office machines, 1991) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of PolyOne Corporation (chemicals, 1993), Imation Corp. (imaging and information storage, 1997). He is a Board member of Acterna Corporation (electronics, 1999).

The following information replaces the Compensation Table found in the "Trustees and Officers" section beginning on page 71.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended November 30, 1999, or calendar year ended December 31, 1999, as applicable.

Compensation Table
AGGREGATE COMPENSATION FROM A FUND	Edward C. Johnson 3d**	Ralph F. Cox	Phyllis Burke Davis	Robert M. Gates	E. Bradley Jones****	Donald J. Kirk	Ned C. Lautenbach ***	Peter S. Lynch**	William O. McCoy
Advisor TechnoQuant GrowthB	$ 0	$ 9	$ 9	$ 9	$ 9	$ 9	$ 1	$ 0	$ 9
Advisor Small CapB	$ 0	$ 117	$ 114	$ 117	$ 117	$ 118	$ 33	$ 0	$ 115
Advisor Value StrategiesB	$ 0	$ 160	$ 153	$ 158	$ 158	$ 158	$ 25	$ 0	$ 156
Advisor Mid CapB	$ 0	$ 168	$ 162	$ 167	$ 167	$ 167	$ 30	$ 0	$ 165
Advisor Retirement GrowthB,+	$ 0	$ 5	$ 5	$ 5	$ 5	$ 5	$ 2	$ 0	$ 5
Advisor Equity GrowthB,C,G	$ 0	$ 2,508	$ 2,409	$ 2,494	$ 2,494	$ 2,497	$ 478	$ 0	$ 2,455
Advisor Large CapB	$ 0	$ 73	$ 71	$ 73	$ 73	$ 73	$ 18	$ 0	$ 72
Advisor Dividend GrowthB,+	$ 0	$ 113	$ 110	$ 113	$ 114	$ 115	$ 34	$ 0	$ 110
Advisor Growth OpportunitiesB,D,G	$ 0	$ 8,455	$ 8,103	$ 8,395	$ 8,394	$ 8,388	$ 1,331	$ 0	$ 8,288
Advisor Growth & IncomeB	$ 0	$ 376	$ 362	$ 375	$ 375	$ 376	$ 83	$ 0	$ 368
Advisor Equity IncomeB,E,G	$ 0	$ 1,232	$ 1,181	$ 1,223	$ 1,223	$ 1,222	$ 192	$ 0	$ 1,208
Advisor Asset AllocationB,+	$ 0	$ 4	$ 4	$ 4	$ 4	$ 4	$ 1	$ 0	$ 4
Advisor BalancedB,F,G	$ 0	$ 930	$ 891	$ 923	$ 923	$ 922	$ 145	$ 0	$ 911
TOTAL COMPENSATION FROM THE FUND COMPLEX*, A	$ 0	$217,500	$211,500	$217,500	$217,500	$217,500	$ 54,000	$ 0	$214,500
AGGREGATE COMPENSATION FROM A FUND	Gerald C. McDonough *****	Marvin L. Mann	Robert C. Pozen**	Thomas R. Williams *****
Advisor TechnoQuant GrowthB	$ 12	$ 9	$ 0	$ 9
Advisor Small CapB	$ 146	$ 117	$ 0	$ 115
Advisor Value StrategiesB	$ 196	$ 158	$ 0	$ 155
Advisor Mid CapB	$ 207	$ 167	$ 0	$ 164
Advisor Retirement GrowthB,+	$ 7	$ 5	$ 0	$ 5
Advisor Equity GrowthB,C,G	$ 3,087	$ 2,494	$ 0	$ 2,441
Advisor Large CapB	$ 91	$ 73	$ 0	$ 72
Advisor Dividend GrowthB,+	$ 141	$ 113	$ 0	$ 111
Advisor Growth OpportunitiesB,D,G	$ 10,379	$ 8,395	$ 0	$ 8,219
Advisor Growth & IncomeB	$ 465	$ 375	$ 0	$ 366
Advisor Equity IncomeB,E,G	$ 1,512	$ 1,223	$ 0	$ 1,197
Advisor Asset AllocationB,+	$ 5	$ 4	$ 0	$ 4
Advisor BalancedB,F,G	$ 1,141	$ 923	$ 0	$ 904
TOTAL COMPENSATION FROM THE FUND COMPLEX*, A	$269,000	$217,500	$ 0	$213,000

* Information is for the calendar year ended December 31, 1999 for 236 funds in the complex.

** Interested Trustees of the funds are compensated by FMR.

*** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board. Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

**** Mr. Jones served on the Board of Trustees through December 31, 1999.

*****Messrs. McDonough and Williams served on the Board of Trustees through December 31, 2000.

+ Estimated

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1999, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,735; William O. McCoy, $53,735; and Thomas R. Williams, $62,319.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $1,164; Phyllis Burke Davis, $1,164; Robert M. Gates, $1,164; E. Bradley Jones, $1,164; Donald J. Kirk, $1,164; William O. McCoy, $1,164; Gerald C. McDonough, $1,357; Marvin L. Mann, $1,164; and Thomas R. Williams, $1,164.

D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $3,915; Phyllis Burke Davis, $3,915; Robert M. Gates, $3,915; E. Bradley Jones, $3,915; Donald J. Kirk, $3,915; William O. McCoy, $3,915; Gerald C. McDonough, $4,568; Marvin L. Mann, $3,915; and Thomas R. Williams, $3,915.

E The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $571; Phyllis Burke Davis, $571; Robert M. Gates, $571; E. Bradley Jones, $571; Donald J. Kirk, $571; William O. McCoy, $571; Gerald C. McDonough, $666; Marvin L. Mann, $571; and Thomas R. Williams, $571.

F The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $430; Phyllis Burke Davis, $430; Robert M. Gates, $430; E. Bradley Jones, $430; Donald J. Kirk, $430; William O. McCoy, $430; Gerald C. McDonough, $502; Marvin L. Mann, $430; and Thomas R. Williams, $430.

G Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: Advisor Equity Income (Ralph F. Cox, $476, William O. McCoy, $476, Marvin L. Mann, $43, Thomas R. Williams, $476); Advisor Equity Growth (Ralph F. Cox, $969, William O. McCoy, $969, Marvin L. Mann, $69, Thomas R. Williams, $969); Advisor Balanced (Ralph F. Cox, $359, William O. McCoy, $359, Marvin L. Mann, $33, Thomas R. Williams, $359); and Growth Opportunities (Ralph F. Cox, $3,266, William O. McCoy, $3,266, Marvin L. Mann, $283, Thomas R. Williams, $3,266).

The following information replaces similar information found in the "Management Contracts" section on page 82.

Management Fees. For the services of FMR under the management contract, each fund (except Advisor Growth Opportunities) pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

For the services of FMR under the management contract, Advisor Growth Opportunities pays FMR a monthly management fee which has two components: a basic fee, which is the sum of a group fee rate and an individual fund fee rate, and a performance adjustment based on a comparison of Advisor Growth Opportunities' performance to that of the S&P 500.

The following information replaces the first through eleventh paragraphs in the "Management Contracts" section on page 84.

The individual fund fee rate for each fund (except Advisor Growth Opportunities) is set forth in the following chart. Based on the average group net assets of the funds advised by FMR for November 1999, each fund's annual management fee rate would be calculated as follows:

	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
Advisor TechnoQuant Growth	0.2781%	+	0.30%	=	0.5781%
Advisor Small Cap	0.2781%	+	0.45%	=	0.7281%
Advisor Value Strategies	0.2781%	+	0.30%	=	0.5781%
Advisor Mid Cap	0.2781%	+	0.30%	=	0.5781%
Advisor Retirement Growth	0.2781%	+	0.30%	=	0.5781%
Advisor Equity Growth	0.2781%	+	0.30%	=	0.5781%
Advisor Large Cap	0.2781%	+	0.30%	=	0.5781%
Advisor Dividend Growth	0.2781%	+	0.30%	=	0.5781%
Advisor Growth & Income	0.2781%	+	0.20%	=	0.4781%
Advisor Equity Income	0.2781%	+	0.20%	=	0.4781%
Advisor Asset Allocation	0.2781%	+	0.30%	=	0.5781%
Advisor Balanced	0.2781%	+	0.15%	=	0.4281%

The individual fund fee rate for Advisor Growth Opportunities is 0.30%. Based on the average group net assets of the funds advised by FMR for November 1999, the fund's annual basic fee rate would be calculated as follows:

	Group Fee Rate		Individual Fund Fee Rate		Basic Fee Rate
Advisor Growth Opportunities	0.2781%	+	0.30%	=	0.5781%

One-twelfth of the basic fee rate or the management fee rate, as applicable, is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

Computing the Performance Adjustment. The basic fee for Advisor Growth Opportunities is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record over the same period of the S&P 500. The performance period consists of the most recent month plus the previous 35 months.

Each percentage point of difference, calculated to the nearest 0.01% (up to a maximum difference of ±10.00) is multiplied by a performance adjustment rate of 0.02%.

For the purposes of calculating the performance adjustment for the fund, the fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.

The performance comparison is made at the end of each month. One twelfth (1/12) of this rate is then applied to the fund's average net assets throughout the month, giving a dollar amount which will be added to (or subtracted from) the basic fee.

The maximum annualized performance adjustment rate is ±0.20% of the fund's average net assets over the performance period.

The following information replaces similar information in the table found in the "Management Contracts" section on page 85.

	Fiscal Year Ended	Performance Adjustment	Management Fees Paid to FMR
Advisor Value Strategies#
1999	11/30	1,270,220 (downward)	1,893,691*
1998	11/30	1,343,174 (downward)	2,375,350*
1/1/97 - 11/30/97	11/30	1,112,763 (downward)	2,293,268*
1996	12/31	962,281 (downward)	3,621,407*

The following information replaces the similar footnote found in the "Management Contracts" section on page 86.

# Prior to January 1, 2001, Advisor Value Strategies paid FMR a monthly management fee with two components: a basic fee and a performance adjustment. Between December 31, 2000 and July 1, 1999, the basic fee was subject to downward adjustment depending on whether, and to what extent, the fund's investment performance for a rolling 36-month performance period was exceeded by the record over the same period of the S&P 500. The maximum annualized performance adjustment rate was -0.20% of the fund's average net assets over the performance period. Prior to July 1, 1999, the basic fee was subject to upward or downward adjustment depending on whether, and to what extent, the fund's investment performance for a rolling 36-month performance period exceeded, or was exceeded by, the record over the same period of the S&P 500. The maximum annualized performance adjustment rate was ±0.20% of the fund's average net assets over the performance period.

The following information replaces similar information found under the heading "Sub-Adviser" in the "Management Contract" section on page 86.

Fees paid to FIMM by FMR on behalf of Advisor Asset Allocation and Advisor Balanced for the past three fiscal years are shown in the table below.

Fund	Fiscal Period Ended	Fees Paid to FIMM
Advisor Asset Allocation
1999*	November 30	$ 1,490
Advisor Balanced
1999	November 30	$ 1,647,503
11/1/98-11/30/98	November 30	--
11/1/97-10/31/98	October 31	--
1997	October 31	--

* Advisor Asset Allocation commenced operations on December 28, 1998.